PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Deferred merger costs	$ 4,121,085
Prepaid expense	1,140,026
Tax refund receivable	121,317	$ 357,045
Other	155,331	392,877
Total	$ 5,537,759	$ 749,922